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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000




                                              April 30, 1999


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   Managed  Sectors  Variable   Account  (File  Nos.   33-19627  and
               811-5449) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electrically on April 26, 1999.

          Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                         Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn